Schedule of Investments
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–149.64%(a)
Alabama–1.53%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$25	$23,830
Black Belt Energy Gas District (The); Series 2023 B, RB(b)	5.25%	12/01/2030	1,300	1,408,257
Energy Southeast, A Cooperative District; Series 2024 B, RB(b)	5.25%	06/01/2032	925	1,006,272
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	905	986,234
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2024 A, RB	5.00%	11/01/2035	1,535	1,627,430
Series 2025 A, RB(b)	5.00%	06/01/2035	1,015	1,060,811
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	1,320	1,418,944
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(c)	5.25%	05/01/2044	820	822,192
				8,353,970
Alaska–0.54%
Municipality of Anchorage; Series 2025, RB (INS - AGI)(d)(e)(f)	5.25%	02/01/2050	2,500	2,631,772
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	395	332,174
				2,963,946
Arizona–3.13%
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(c)	5.00%	07/01/2039	1,090	1,083,301
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB(c)	5.00%	12/15/2040	230	228,206
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2023, RB	5.25%	11/01/2048	1,000	1,026,152
City of Mesa AZ Utility System Revenue; Series 2025, RB (INS - BAM)(e)(f)	5.00%	07/01/2046	2,850	2,988,496
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2032	1,280	1,161,998
Series 2017, Ref. RB	5.00%	11/15/2045	835	625,435
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2048	700	680,696
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB(c)	5.00%	07/01/2054	550	525,112
Series 2021, RB(c)	4.00%	07/01/2051	875	715,666
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2019, Ref. RB(c)	5.00%	06/15/2052	340	304,869
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(c)	5.25%	07/01/2048	1,125	1,052,976
Salt River Project Agricultural Improvement & Power District; Series 2025, RB(f)	5.00%	01/01/2048	3,065	3,238,599
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	3,170	3,443,003
				17,074,509
Arkansas–0.10%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	515	518,059
California–23.70%
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2035	3,570	2,621,114
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2036	5,770	4,045,235
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(g)	0.00%	08/01/2026	1,390	1,368,722
Series 2009, GO Bonds(g)	0.00%	08/01/2031	2,680	2,327,684
California (State of); Series 2020, GO Bonds (INS - BAM)(e)	3.00%	11/01/2050	1,590	1,239,440
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024 E, RB(b)	5.00%	09/01/2032	960	1,033,009
Series 2024, RB(b)	5.00%	04/01/2032	1,350	1,446,319
Series 2024, RB(b)	5.00%	10/01/2032	1,155	1,227,716
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(g)	0.00%	06/01/2055	$10,115	$997,165
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	15	15,017
Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	1,590	305,549
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	3,935	3,477,752
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,517
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	3,620	3,658,915
Series 2023-1, RB	4.38%	09/20/2036	747	772,932
California (State of) Infrastructure & Economic Development Bank; Series 2003 A, RB(b)(f)(h)	5.00%	01/01/2028	1,720	1,817,346
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges); Series 2003 A, RB(b)(f)(h)	5.00%	01/01/2028	3,340	3,527,789
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(e)	4.00%	05/15/2046	500	475,858
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(d)	5.00%	12/31/2047	1,035	1,038,567
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB (Acquired 06/09/2020; Cost $241,589)(c)(i)	5.00%	08/01/2039	240	180,618
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(c)(d)	5.00%	07/01/2027	485	485,490
Series 2012, RB(c)(d)	5.00%	07/01/2030	200	200,202
Series 2012, RB(c)(d)	5.00%	07/01/2037	2,060	2,060,951
Series 2012, RB(c)(d)	5.00%	11/21/2045	2,420	2,420,010
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(c)	5.25%	12/01/2056	950	950,096
California Enterprise Development Authority; Series 2025, RB(f)	5.50%	11/01/2059	5,610	6,082,741
California Health Facilities Financing Authority; Series 2025, RB(f)(j)	5.00%	08/15/2051	3,995	4,223,173
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(e)(g)	0.00%	08/01/2029	695	629,409
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(c)	3.13%	08/01/2056	790	596,351
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(g)	0.00%	08/01/2040	4,685	2,662,557
Series 2009, GO Bonds(g)	0.00%	08/01/2041	4,965	2,663,556
Series 2009, GO Bonds(g)	0.00%	08/01/2042	5,265	2,642,763
Series 2009, GO Bonds(g)	0.00%	08/01/2043	3,460	1,626,772
Series 2009, GO Bonds(g)	0.00%	08/01/2044	4,825	2,136,191
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2031	1,775	1,520,249
Series 2009 A, GO Bonds(g)	0.00%	08/01/2032	1,980	1,641,306
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2066	1,355	145,849
Los Angeles (City of), CA Department of Airports; Series 2021, Ref. RB(b)(d)(h)	5.00%	11/15/2031	5	5,518
Los Angeles County Public Works Financing Authority;
Series 2025, RB(f)	5.25%	12/01/2050	1,835	2,002,106
Series 2025, RB(f)	5.25%	12/01/2054	680	737,287
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2034	1,985	1,518,331
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(e)(g)	0.00%	08/01/2029	3,955	3,543,116
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	2,645	3,257,277
Municipal Improvement Corp. of Los Angeles; Series 2025, RB	5.50%	05/01/2055	1,950	2,119,572
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(g)	0.00%	08/01/2028	2,875	2,674,437
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2036	4,025	2,821,849
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2037	1,590	1,062,546
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2027	4,005	3,832,737
Series 2009 A, GO Bonds(g)	0.00%	08/01/2031	5,000	4,270,472
Regents of the University of California Medical Center;
Series 2022 P, RB	4.00%	05/15/2053	5,110	4,786,716
Series 2022 P, RB	3.50%	05/15/2054	1,845	1,550,802
Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS - BAM)(e)	4.00%	08/01/2048	1,125	1,085,030
San Diego (County of), CA Regional Airport Authority; Series 2021 A, RB	4.00%	07/01/2051	1,885	1,783,935
San Diego County Regional Airport Authority; Series 2025, RB(d)(f)(j)	5.00%	07/01/2048	2,300	2,380,515
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Series 2019 E, RB(d)	5.00%	05/01/2038	$645	$673,189
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGI)(e)(g)	0.00%	09/01/2030	3,300	2,931,475
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(g)	0.00%	06/01/2041	3,295	1,211,581
State of California; Series 2025, GO Bonds(f)	5.00%	03/01/2055	3,075	3,288,715
William S. Hart Union High School District (Election of 2008);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2032	15,570	12,822,093
Series 2009 A, GO Bonds(g)	0.00%	08/01/2033	5,725	4,544,985
				129,173,214
Colorado–6.18%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(e)	4.25%	12/01/2043	2,250	2,237,313
Aurora Crossroads Metropolitan District No. 2; Series 2020 B, GO Bonds	7.75%	12/15/2050	500	500,811
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	790	765,393
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	985	895,713
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(c)	5.00%	12/01/2047	1,580	1,572,736
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	630	622,834
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,555	1,576,113
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,585	1,390,265
Colorado (State of) Southern Ute Indian Tribe of the Southern Ute Reservation; Series 2025 A, GO Bonds(c)	5.00%	04/01/2035	1,150	1,260,414
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	484,768
Colorado Springs (City of), CO; Series 2024, RB(f)	5.25%	11/15/2053	5,000	5,317,578
Denver (City & County of), CO;
Series 2018 A, Ref. RB(d)	5.25%	12/01/2048	1,635	1,662,156
Series 2025, RB(d)(f)	5.00%	11/15/2047	5,065	5,204,171
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	435	386,676
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	1,915	1,919,535
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	639	566,523
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	680	705,686
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	504,595
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	418,159
Ritoro Metropolitan District; Series 2025 A, Ref. GO Bonds (INS - AGI)(e)	4.75%	12/01/2054	920	928,408
Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	507,422
South Aurora Regional Improvement Authority; Series 2025, RB	6.75%	12/01/2055	740	760,139
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	4.15%	12/01/2030	330	329,249
Waterstone Metropolitan District No. 1; Series 2025 A, Ref. GO Bonds (INS - AGI)(e)	4.75%	12/01/2054	1,295	1,306,450
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	470	357,774
Series 2021 A-2, RB(k)	4.50%	12/01/2041	1,950	1,493,680
				33,674,561
District of Columbia–4.63%
District of Columbia;
Series 2022, RB(f)	5.00%	10/01/2044	5,475	5,653,949
Series 2025, RB(f)	5.25%	05/01/2048	5,030	5,381,408
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	585	550,260
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	3,095	2,866,573
Metropolitan Washington Airports Authority; Series 2019 B, Ref. RB	4.00%	10/01/2049	1,580	1,400,447
Washington Metropolitan Area Transit Authority;
Series 2025 A, RB(f)(j)	5.25%	07/15/2055	1,930	2,042,061
Series 2025, RB(f)(j)	5.25%	07/15/2053	6,995	7,341,344
				25,236,042
Florida–13.24%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB(c)	5.00%	11/15/2061	1,075	790,428
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	$475	$423,555
Broward (County of), FL;
Series 2019 A, RB(d)	4.00%	10/01/2049	695	616,923
Series 2019 A, RB(d)	5.00%	10/01/2049	1,325	1,339,375
Series 2022 A, RB	4.00%	10/01/2047	5,805	5,552,599
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	2,310	2,048,746
Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM)(e)	5.50%	03/01/2043	1,450	1,578,961
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(c)	5.00%	07/01/2037	1,385	1,208,093
City of Jacksonville FL; Series 2025, RB(f)	5.50%	10/01/2053	5,035	5,426,892
County of Miami-Dade FL Water & Sewer System Revenue; Series 2025, RB(f)	5.00%	10/01/2055	2,185	2,278,042
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	2,280	2,307,191
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,135	1,145,594
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(b)(c)(d)	12.00%	07/15/2028	675	219,375
Series 2024, Ref. RB (INS - AGI)(d)(e)	5.00%	07/01/2044	1,680	1,670,541
Series 2024, Ref. RB (INS - AGI)(d)(e)	5.25%	07/01/2053	3,410	3,405,468
Series 2024, Ref. RB(d)	5.50%	07/01/2053	750	622,500
Fort Lauderdale (City of), FL; Series 2024, RB(f)	5.50%	09/01/2053	2,305	2,493,944
Greater Orlando Aviation Authority;
Series 2017 A, RB(d)	5.00%	10/01/2052	485	486,152
Series 2019 A, RB(d)	4.00%	10/01/2044	2,500	2,316,220
Series 2024, RB(d)	5.25%	10/01/2048	1,535	1,608,880
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(d)	5.00%	10/01/2048	2,300	2,322,183
Hillsborough County Industrial Development Authority; Series 2025, RB(f)	5.50%	11/15/2054	3,075	3,304,426
JEA Water & Sewer System; Series 2025, RB(f)	5.25%	10/01/2055	1,535	1,648,583
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	665	670,187
Series 2020 A, Ref. RB	5.75%	08/15/2050	270	260,336
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,000	952,627
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	845	845,661
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB(d)	5.00%	10/01/2040	1,660	1,680,272
Series 2021, RB	4.00%	10/01/2051	2,375	2,144,928
Series 2022 A, Ref. RB(d)	5.25%	10/01/2052	1,185	1,212,371
Series 2023 A, Ref. RB(d)	5.00%	10/01/2047	770	781,639
Series 2025 A, RB(d)	5.50%	10/01/2055	410	432,272
Series 2025, RB(f)	5.00%	07/01/2052	2,215	2,307,494
Subseries 2021 A-2, Ref. RB (INS - AGI)(e)	4.00%	10/01/2049	2,305	2,131,103
Subseries 2021 B-1, Ref. RB(d)	4.00%	10/01/2050	980	881,347
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	2,500	2,510,696
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.25%	10/01/2056	1,535	1,607,641
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2044	1,000	383,327
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2048	1,500	449,256
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2051	600	150,746
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2052	430	102,409
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2054	365	77,677
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center); Series 2025, RB	5.25%	11/01/2055	830	848,690
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,255	1,123,259
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	765	685,428
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,270	1,256,523
Tampa (City of), FL; Series 2020 A, RB(g)	0.00%	09/01/2049	5,270	1,610,006
Tampa Bay (City of), FL Water; Series 2001 A, Ref. RB(h)	6.00%	10/01/2029	2,000	2,219,506
				72,140,072
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–2.35%
Atlanta (City of), GA; Series 2025 B, Ref. RB	5.50%	07/01/2050	$2,000	$2,188,580
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	4.00%	07/01/2044	4,345	4,203,589
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	995	1,036,987
Main Street Natural Gas, Inc.;
Series 2021 C, RB(b)	4.00%	12/01/2028	1,165	1,188,471
Series 2022 C, RB(b)(c)	4.00%	11/01/2027	1,145	1,145,613
Series 2024 B, RB(b)	5.00%	03/01/2032	1,540	1,663,616
Series 2024 E, RB(b)	5.00%	12/01/2032	1,300	1,403,517
				12,830,373
Hawaii–1.04%
Hawaii (State of);
Series 2025, RB(f)	5.50%	07/01/2052	3,505	3,799,316
Series 2025, RB(d)(f)	5.50%	07/01/2054	1,725	1,849,805
				5,649,121
Idaho–0.22%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,700	1,220,871
Illinois–3.44%
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,850	1,886,910
Series 2025 A, GO Bonds	6.00%	01/01/2050	320	336,300
Chicago (City of), IL (O’Hare International Airport);
Series 2024 A, RB(d)	5.50%	01/01/2059	1,940	2,018,253
Series 2025 E, RB(d)	5.50%	01/01/2055	1,560	1,638,485
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,100	1,002,485
Illinois (State of);
First Series 2001, GO Bonds (INS - NATL)(e)	6.00%	11/01/2026	490	500,151
Series 2017 C, GO Bonds	5.00%	11/01/2029	250	259,015
Series 2017 D, GO Bonds	5.00%	11/01/2026	4,655	4,741,971
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,115	1,168,111
Series 2020, GO Bonds	5.50%	05/01/2039	985	1,052,676
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(d)	8.00%	06/01/2032	340	340,453
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(c)	5.50%	08/01/2043	530	555,303
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $56,953)(i)	5.00%	11/01/2040	55	38,088
Series 2019 A, Ref. RB (Acquired 04/14/2020-10/05/2022; Cost $970,542)(i)	5.00%	11/01/2049	1,155	799,837
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	2,395	2,399,691
				18,737,729
Indiana–0.61%
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	925	834,168
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2055	705	635,259
Indiana (State of) Finance Authority (U.S. Steel Corp.); Series 2012, RB(d)	5.75%	08/01/2042	215	215,094
Northern Indiana Commuter Transportation District; Series 2024, RB	5.00%	01/01/2054	1,575	1,647,722
				3,332,243
Iowa–0.67%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	590	435,503
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,165	1,165,022
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)(h)	5.00%	12/01/2032	1,575	1,812,106
Iowa (State of) Tobacco Settlement Authority; Series 2021 A-2, Ref. RB	4.00%	06/01/2049	285	243,350
				3,655,981
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–0.34%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2047	$1,000	$866,574
Series 2024 VIII, Ref. RB	5.75%	05/15/2045	1,000	975,606
				1,842,180
Kentucky–1.36%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(c)(d)	4.70%	01/01/2052	630	600,823
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,010	1,010,943
Series 2015 A, RB	5.00%	07/01/2040	895	895,592
Series 2015 A, RB	5.00%	01/01/2045	1,220	1,220,329
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,350	1,194,946
Kentucky (Commonwealth of) Public Energy Authority;
Series 2023 A-1, Ref. RB(b)	5.25%	02/01/2032	1,540	1,671,442
Series 2025 B, RB	5.00%	12/01/2033	780	816,489
				7,410,564
Louisiana–0.86%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(c)	3.90%	11/01/2044	655	596,058
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB(d)	5.50%	09/01/2059	2,395	2,448,300
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2050	1,535	1,650,998
				4,695,356
Maryland–0.92%
Howard (County of), MD (Downtown Columbia);
Series 2017 A, RB(c)	4.38%	02/15/2039	1,000	989,850
Series 2017 A, RB(c)	4.50%	02/15/2047	500	468,332
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2025, Ref. RB	5.25%	07/01/2052	890	939,679
Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 B, RB(d)	5.25%	06/30/2055	1,240	1,234,551
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	670	673,902
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	4.25%	11/01/2037	175	165,047
Washington (State of) Suburban Sanitary Commission; Series 2015 B, VRD RB(l)	1.30%	06/01/2027	570	570,000
				5,041,361
Massachusetts–2.80%
Massachusetts (Commonwealth of);
Series 2024, RB(f)	5.00%	11/01/2052	9,950	10,252,233
Series 2024, RB(f)	5.00%	06/01/2053	4,790	4,987,793
				15,240,026
Michigan–3.73%
Academy of Warren; Series 2020 A, RB(c)	5.00%	05/01/2035	270	268,803
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2047	700	612,767
Lansing (City of), MI; Series 2024, RB(f)	5.25%	07/01/2054	3,335	3,576,372
Michigan (State of); Series 2024, RB(f)	5.50%	11/15/2049	4,355	4,745,238
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	275	277,547
Series 2020, Ref. RB	5.00%	06/01/2045	465	431,332
Michigan (State of) Housing Development Authority; Series 2025, RB(f)	5.10%	10/01/2053	1,780	1,824,503
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(d)	4.00%	10/01/2026	1,895	1,893,697
Michigan State Housing Development Authority;
Series 2025, RB(f)	5.10%	06/01/2056	2,730	2,773,145
Series 2025, RB(f)	5.40%	10/01/2060	2,745	2,842,371
Michigan Strategic Fund; Series 2016, RB	5.00%	07/01/2026	380	84,740
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2025, RB(d)	5.75%	12/01/2050	935	1,027,562
				20,358,077
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–0.12%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	$425	$361,682
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	400	290,927
				652,609
Mississippi–0.27%
Mississippi (State of) Development Bank (Greenwood Leflore); Series 2025, RB (INS - BAM)(e)	5.25%	03/01/2055	770	801,878
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,060	685,765
				1,487,643
Missouri–2.66%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	1,970	1,977,905
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(d)	5.00%	03/01/2046	6,155	6,213,492
Series 2019 B, RB (INS - AGI)(d)(e)	5.00%	03/01/2049	945	953,224
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	465	411,804
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	330	319,701
Missouri (State of) Housing Development Commission (First Place Homeownership Loan); Series 2024, RB (CEP - GNMA)	4.70%	11/01/2054	975	975,016
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.50%	09/01/2033	1,160	1,160,337
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,740	1,767,595
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(c)	6.00%	10/01/2049	705	706,345
				14,485,419
Nebraska–1.30%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,700	3,977,545
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	770	810,343
Omaha Public Power District; Series 2025, RB(f)(j)	5.25%	02/01/2053	2,185	2,310,220
				7,098,108
Nevada–1.24%
Clark (County of), NV Water Reclamation District; Series 2024, GO Bonds(f)	5.00%	07/01/2053	4,845	5,054,371
Las Vegas Valley Water District; Series 2025, GO Bonds(f)	5.25%	06/01/2055	1,040	1,114,780
Nevada (State of) Department of Business & Industry (Green Bonds); Series 2025, RB(b)(d)	12.00%	11/02/2026	665	565,250
				6,734,401
New Hampshire–0.51%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	272	277,177
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,504	1,530,448
New Hampshire (State of) Housing Finance Authority (Social Bonds); Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	935	953,265
				2,760,890
New Jersey–3.76%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(d)	5.25%	09/15/2029	140	140,183
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(d)	5.50%	01/01/2026	500	501,015
Series 2013, RB(d)	5.38%	01/01/2043	1,230	1,231,123
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	3,615	3,383,974
New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, RB (INS - AGI)(e)(g)	0.00%	12/15/2026	8,435	8,193,958
New Jersey (State of) Turnpike Authority; Series 2025 A, RB	5.25%	01/01/2050	1,160	1,256,268
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	$2,765	$2,752,193
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,575	1,580,114
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,485	1,443,956
				20,482,784
New York–18.81%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(c)(d)(m)	5.25%	12/31/2033	500	504,549
City of New York NY; Series 2025, GO Bonds(f)	5.25%	02/01/2053	5,000	5,263,420
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,460	2,040,175
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	4.00%	11/15/2038	550	548,198
Series 2020 C-1, RB	5.25%	11/15/2055	1,270	1,307,048
New York & New Jersey (States of) Port Authority; Series 2020 221, RB(d)	4.00%	07/15/2060	2,200	1,918,369
New York (City of), NY;
Subseries 2022 D-1, GO Bonds(f)	5.25%	05/01/2038	1,275	1,412,443
Subseries 2022 D-1, GO Bonds(f)	5.25%	05/01/2042	2,165	2,325,174
Subseries 2023 E-1, RB(f)	5.25%	04/01/2047	1,415	1,488,282
New York (City of), NY Municipal Water Finance Authority;
Series 2020 BB-1, RB	4.00%	06/15/2050	1,575	1,453,607
Series 2025, RB(f)	5.00%	06/15/2050	5,065	5,246,257
New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	810	773,558
Series 2023 F-1, RB	4.00%	02/01/2051	2,315	2,134,725
New York (State of) Dormitory Authority; Series 2020 A, Ref. RB	4.00%	03/15/2046	5,000	4,665,653
New York (State of) Dormitory Authority (City of New York); Series 2005 A, RB (INS - AMBAC)(e)	5.50%	05/15/2029	1,805	1,984,994
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,425	3,149,075
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group); Series 2024, RB (INS - AGI)(e)	5.50%	10/01/2054	310	333,326
New York (State of) Housing Finance Agency (Green Bonds); Series 2023 E-1, RB	4.88%	11/01/2053	2,000	2,010,519
New York (State of) Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2055	3,930	3,589,392
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,110	4,670,814
Series 2019 B, RB (INS - AGI)(e)	4.00%	01/01/2050	2,490	2,272,858
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	2,355	2,214,937
New York City Health and Hospitals Corp.; Series 2018, VRD RB(l)	2.79%	05/01/2050	2,450	2,450,000
New York City Health and Hospitals Corp. (Green Bonds); Series 2023, RB	4.80%	02/01/2053	1,155	1,157,715
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	265	207,901
Series 2010 A, RB(c)	6.25%	06/01/2041	1,179	1,138,223
New York Counties Tobacco Trust V; Series 2005 S-2, RB(g)	0.00%	06/01/2050	10,140	1,545,155
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,995	2,914,557
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(c)	5.00%	11/15/2044	5,230	5,230,019
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	1,580	1,490,484
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(d)	5.00%	08/01/2026	340	340,088
Series 2016, Ref. RB(d)	5.00%	08/01/2031	1,270	1,270,624
Series 2020, Ref. RB(d)	5.25%	08/01/2031	385	399,383
Series 2020, Ref. RB(d)	5.38%	08/01/2036	900	940,459
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(d)	5.00%	01/01/2033	1,980	2,031,416
Series 2018, RB(d)	5.00%	01/01/2034	1,225	1,251,919
Series 2018, RB(d)	5.00%	01/01/2036	1,140	1,159,058
Series 2020, RB(d)	4.38%	10/01/2045	1,110	1,047,303
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(d)	5.38%	06/30/2060	$1,975	$1,982,056
Series 2024, RB(d)	5.50%	06/30/2054	1,425	1,446,163
Series 2024, RB(d)	5.50%	06/30/2060	1,475	1,495,059
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds);
Series 2025, RB (INS - AGI)(d)(e)	5.50%	06/30/2059	1,485	1,558,493
Series 2025, RB(d)	6.00%	06/30/2059	1,485	1,579,078
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(d)	5.00%	07/01/2046	2,985	2,977,652
Series 2016 A, RB(d)	5.25%	01/01/2050	1,620	1,619,983
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(d)	5.50%	12/31/2060	60	61,334
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport); Series 2022, RB(d)	5.00%	12/01/2038	1,200	1,270,629
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,435	1,454,089
Triborough Bridge & Tunnel Authority; Series 2025, RB(f)	5.50%	11/15/2053	2,395	2,621,890
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	710	729,442
Series 2025, RB(f)	5.25%	05/15/2062	4,810	5,017,692
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2025, RB	5.50%	12/01/2059	460	496,010
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,615	2,325,868
				102,517,115
North Carolina–0.14%
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGI)(e)(g)	0.00%	01/01/2053	2,750	740,040
North Dakota–0.34%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	1,105	1,056,078
Series 2017 C, RB	5.00%	06/01/2053	855	801,783
				1,857,861
Ohio–4.71%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	3,965	3,449,360
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	7,455	6,288,501
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(c)	5.00%	06/01/2028	455	459,119
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB(d)	5.50%	01/01/2050	2,580	2,742,990
County of Franklin OH; Series 2025, RB(f)	5.25%	11/01/2055	1,875	1,983,392
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	1,685	1,650,135
Series 2017, Ref. RB	5.00%	02/15/2057	1,875	1,722,903
Series 2017, Ref. RB	5.50%	02/15/2057	780	774,266
Fayette (County of), OH (Adena Health System Obligated Group); Series 2025, RB (INS - AGI)(e)	5.25%	12/01/2049	885	925,947
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,290	1,421,017
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,370	1,341,097
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,108,803)(c)(i)(n)	6.00%	04/01/2038	1,131	14,139
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	865	860,162
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,370	2,030,974
				25,664,002
Oklahoma–1.10%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	3,585	3,599,922
Oklahoma Turnpike Authority; Series 2025, RB(f)	5.25%	01/01/2050	1,400	1,505,717
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(d)	5.50%	06/01/2035	$310	$310,233
Series 2001 C, Ref. RB(d)	5.50%	12/01/2035	580	580,409
				5,996,281
Ontario–0.13%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(c)	6.00%	10/05/2040	722	732,381
Oregon–0.34%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	475	467,081
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(d)	5.50%	07/01/2053	1,305	1,373,545
				1,840,626
Pennsylvania–2.05%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	2,755	2,563,733
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	5.13%	05/01/2030	1,075	1,130,899
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(d)	5.25%	06/30/2053	1,845	1,876,667
Series 2022, RB (INS - AGI)(d)(e)	5.00%	12/31/2057	925	941,558
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2023 A-2, RB	4.00%	05/15/2048	500	446,522
Pennsylvania (Commonwealth of) Turnpike Commission; Series 2021 A, RB	4.00%	12/01/2050	860	783,897
Philadelphia (City of), PA; Series 2017 B, Ref. RB(d)	5.00%	07/01/2047	375	375,523
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,570	1,643,444
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(c)	5.00%	06/15/2050	385	354,662
Philadelphia (City of), PA Authority for Industrial Development (University of the Sciences); Series 2017, RB	5.00%	11/01/2047	1,060	1,039,948
				11,156,853
Puerto Rico–5.12%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	1,980	2,007,178
Series 2002, RB	5.63%	05/15/2043	1,740	1,768,694
Series 2005 A, RB(g)	0.00%	05/15/2050	5,450	1,124,209
Series 2005 B, RB(g)	0.00%	05/15/2055	2,390	290,485
Series 2008 A, RB(g)	0.00%	05/15/2057	19,470	930,097
Series 2008 B, RB(g)	0.00%	05/15/2057	35,570	1,075,167
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,100	1,125,304
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,150	1,142,370
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	900	865,280
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	555	513,210
Subseries 2022, RN(g)	0.00%	11/01/2043	101	64,874
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (INS - NATL)(e)	4.75%	07/01/2033	850	832,308
Series 2007 VV, Ref. RB (INS - AGI)(e)	5.25%	07/01/2031	1,915	1,953,152
Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2032	655	663,731
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2029	$1,355	$1,200,984
Series 2018 A-1, RB(g)	0.00%	07/01/2033	2,330	1,769,265
Series 2018 A-1, RB(g)	0.00%	07/01/2046	7,840	2,673,422
Series 2018 A-1, RB(g)	0.00%	07/01/2051	10,320	2,571,916
Series 2018 A-1, RB	4.75%	07/01/2053	1,755	1,670,762
Series 2018 A-1, RB	5.00%	07/01/2058	2,010	1,959,681
Series 2019 A-2, RB	4.33%	07/01/2040	990	965,628
Series 2019 A-2, RB	4.78%	07/01/2058	770	726,934
				27,894,651
Rhode Island–0.37%
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	2,035	2,032,147
South Carolina–1.40%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(b)	5.25%	08/01/2031	1,805	1,968,099
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group); Series 2024, RB	5.50%	11/01/2054	460	489,979
South Carolina (State of) Public Service Authority; Series 2015 E, Ref. RB	5.25%	12/01/2055	3,565	3,566,234
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	1,535	1,614,888
				7,639,200
South Dakota–0.81%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	1,930	1,946,796
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	435	435,124
South Dakota (State of) Housing Development Authority;
Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	980	1,005,742
Series 2023 G, RB (CEP - GNMA)	5.13%	05/01/2049	1,020	1,052,788
				4,440,450
Tennessee–2.81%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System); Series 2024, Ref. RB	5.25%	12/01/2054	385	401,566
City of Memphis TN Memphis Light Gas & Water Division Electr; Series 2025, RB(f)	5.00%	12/01/2055	1,350	1,419,515
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,855	1,914,875
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	1,900	1,800,406
Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB(f)	6.00%	12/01/2054	2,675	2,976,424
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	2,895	2,672,109
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(d)	5.00%	07/01/2054	880	887,879
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2026	700	708,638
Series 2021 A, RB(b)	5.00%	11/01/2031	2,365	2,550,515
				15,331,927
Texas–17.46%
Aubrey Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	1,305	1,209,043
Austin (City of), TX; Series 2022, RB(d)	5.25%	11/15/2047	1,070	1,111,971
Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,035	997,856
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,280	1,166,814
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2025, Ref. RB (CEP - Texas Permanent School Fund)	5.25%	02/15/2049	445	466,537
Coppell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/15/2048	920	886,938
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,540	1,489,479
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2025 A-1, RB(d)	5.50%	11/01/2050	1,400	1,498,741
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	3,880	3,676,425
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	2,875	2,703,216
Grand Parkway Transportation Corp.; Series 2020, Ref. RB (INS - AGI)(e)	4.00%	10/01/2049	1,220	1,145,570
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Greater Texoma Utility Authority (City of Sherman); Series 2023, RB (INS - AGI)(e)	4.25%	10/01/2053	$1,305	$1,234,301
Harris (County of), TX Port Authority of Houston; Series 2021, RB	4.00%	10/01/2046	1,020	954,446
Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGI)(d)(e)	5.25%	07/01/2048	1,595	1,663,743
Houston (City of), TX (United Airlines, Inc.); Series 2024 B, RB(d)	5.50%	07/15/2038	1,385	1,499,114
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB(d)	4.00%	07/01/2041	555	505,301
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(d)	5.00%	07/15/2028	500	514,285
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,265	1,200,528
Lamar Consolidated Independent School District; Series 2025, GO Bonds (INS - AGI)(e)(f)(j)	5.50%	02/15/2058	3,250	3,489,397
Mansfield Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(f)	5.25%	02/15/2055	1,635	1,753,332
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(c)(d)	4.63%	10/01/2031	2,740	2,748,103
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB	4.75%	07/01/2052	750	530,694
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,380	1,304,912
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGI)(e)	5.00%	04/01/2046	505	505,019
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,355	1,370,983
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(c)	4.00%	08/15/2051	1,165	897,643
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2032	205	206,124
Series 2018, Ref. RB	5.00%	10/01/2033	1,280	1,285,750
Series 2020, RB	5.25%	10/01/2055	2,140	1,974,430
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGI)(e)(g)	0.00%	01/01/2028	18,900	17,768,134
Series 2008 D, Ref. RB (INS - AGI)(e)(g)	0.00%	01/01/2031	3,740	3,202,846
San Antonio (City of), TX;
Series 2024 C, RB	5.50%	02/01/2049	775	841,900
Series 2025, RB(f)	5.25%	02/01/2046	1,190	1,259,992
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	5,000	4,695,895
Tarrant (County of), TX; Series 2022, GO Bonds	4.00%	07/15/2047	10,500	9,998,203
Tarrant (County of), TX Hospital District; Series 2023, GO Bonds	4.25%	08/15/2053	3,065	2,928,000
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2037	1,950	1,953,848
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB(n)	6.38%	02/15/2048	1,765	1,394,350
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	80	76,910
Series 2020, Ref. RB	6.75%	11/15/2051	80	72,686
Series 2020, Ref. RB	6.88%	11/15/2055	80	73,017
Texas (State of) Transportation Commission; Series 2019, RB(g)	0.00%	08/01/2041	2,000	955,252
Texas (State of) Water Development Board; Series 2022, RB(f)	5.00%	10/15/2047	3,140	3,278,851
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2023, RB(d)	5.50%	12/31/2058	1,000	1,043,039
Texas Transportation Finance Corp; Series 2025, RB(f)	5.50%	10/01/2055	2,535	2,776,857
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	4,973
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(e)	4.00%	02/15/2053	3,075	2,841,039
				95,156,487
Utah–1.77%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(c)	4.00%	03/01/2051	500	412,823
Downtown Revitalization Public Infrastructure District; Series 2025, RB (INS - AGI)(e)(f)(j)	5.50%	06/01/2050	1,670	1,812,371
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	418,998
Salt Lake City (City of), UT;
Series 2021 A, RB(d)	5.00%	07/01/2046	795	811,296
Series 2023 A, RB(d)	5.25%	07/01/2048	1,000	1,042,448
Series 2023 A, RB(d)	5.50%	07/01/2053	2,690	2,820,789
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.63%	10/15/2057	$1,000	$948,229
Utah Housing Corp.; Series 2025, RB (CEP - GNMA)(f)	5.00%	01/01/2054	1,355	1,389,316
				9,656,270
Virginia–1.46%
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(c)	5.00%	09/01/2045	455	452,144
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(d)	4.00%	01/01/2040	3,200	3,090,473
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(d)	5.00%	12/31/2047	1,325	1,332,432
Series 2022, Ref. RB(d)	5.00%	12/31/2057	745	745,884
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(d)	5.00%	12/31/2049	405	395,798
Series 2017, RB(d)	5.00%	12/31/2056	2,010	1,936,532
				7,953,263
Washington–3.40%
Grant (County of), WA; Series 2025, GO Bonds (INS - BAM)(e)	5.50%	12/01/2060	830	897,301
Kalispel Tribe of Indians; Series 2018 B, RB(c)	5.25%	01/01/2038	1,000	1,019,812
Seattle (City of), WA; Series 2023, RB(f)	5.00%	07/01/2052	5,000	5,182,646
Tacoma (City of), WA; Series 2022, RB	4.00%	12/01/2047	2,630	2,505,944
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2046	800	846,318
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	3,285	3,298,284
Washington (State of) Health Care Facilities Authority; Series 2025 A, Ref. RB	5.50%	09/01/2055	2,120	2,263,794
Washington (State of) Housing Finance Commission; Series 2025, RB (INS - BAM)(c)(e)	5.25%	07/01/2064	765	773,046
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(c)	5.00%	07/01/2046	415	389,488
Series 2016 A, Ref. RB(c)	5.00%	07/01/2051	340	309,800
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,066	1,035,507
				18,521,940
West Virginia–0.43%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(c)	7.50%	06/01/2043	785	826,215
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,635	1,530,455
				2,356,670
Wisconsin–5.74%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGI)(e)(g)	0.00%	12/15/2050	6,130	1,874,174
Series 2020, RB (INS - AGI)(e)(g)	0.00%	12/15/2060	18,550	3,414,224
Series 2022, RB(c)	5.25%	12/15/2061	1,605	1,602,583
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,640	2,345,432
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	2,365	2,294,896
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,410	1,228,873
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,500	3,506,403
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.);
Series 2014, RB	5.00%	05/01/2026	430	429,087
Series 2014, RB	5.13%	05/01/2029	1,000	998,212
Wisconsin (State of) Public Finance Authority;
Series 2022, RB(c)	6.00%	06/01/2062	785	763,596
Series 2025, RB(d)	5.75%	12/31/2065	750	778,532
Series 2025, RB(d)	6.50%	12/31/2065	2,230	2,467,885
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(c)	6.75%	08/01/2031	865	666,050
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(c)	6.13%	02/01/2050	$400	$393,691
Series 2022 A, RB(c)	6.13%	02/01/2050	435	427,607
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(c)	5.13%	06/15/2039	620	617,371
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(c)	6.38%	01/01/2048	615	276,750
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,585	1,624,125
Series 2018 A, RB	5.35%	12/01/2045	1,585	1,603,432
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(c)	5.63%	12/15/2030	859	860,873
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	795	795,621
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	2,300	2,339,439
				31,308,856
Total Municipal Obligations (Cost $805,780,900)				815,647,129
			Shares
Exchange-Traded Funds–0.35%
Invesco Intermediate Municipal ETF(o)			11,042	571,203
Invesco Rochester High Yield Municipal ETF(o)			25,839	1,313,773
Total Exchange-Traded Funds (Cost $1,879,562)				1,884,976

Common Stocks & Other Equity Interests–0.00%
BL Train Holdings West LLC; Wts. expiring 12/01/2025 (Cost $0)(p)			5,520	0
TOTAL INVESTMENTS IN SECURITIES(q)–149.99% (Cost $807,660,462)				817,532,105
FLOATING RATE NOTE OBLIGATIONS–(23.11)%
Notes with interest and fee rates ranging from 3.34% to 3.52% at 11/30/2025 and contractual maturities of collateral ranging from 07/01/2033 to 05/15/2062(r)				(125,955,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(27.89)%				(152,029,899)
OTHER ASSETS LESS LIABILITIES–1.01%				5,515,426
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$545,062,632
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $43,878,900, which represented 8.05% of the Trust’s Net Assets.

(d)	Security subject to the alternative minimum tax.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Underlying security related to TOB Trusts entered into by the Trust.
(g)	Zero coupon bond issued at a discount.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Restricted security. The aggregate value of these securities at November 30, 2025 was $1,032,682, which represented less than 1% of the Trust’s Net Assets.
(j)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $16,736,355. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2025.

(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(n)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2025 was $1,408,489, which represented less than 1% of the Trust’s Net Assets.

(o)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Invesco Intermediate Municipal ETF	$-	$565,578	$-	$5,625	$-	$571,203	$4,165
Invesco Rochester High Yield Municipal ETF	791,410	532,646	-	(10,283)	-	1,313,773	34,523
Total	$791,410	$1,098,224	$-	$(4,658)	$-	$1,884,976	$38,688

(p)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(q)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	9.91%

(r)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2025. At November 30,
2025, the Trust’s investments with a value of $178,651,546 are held by TOB Trusts and serve as collateral for the $125,955,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$815,647,129	$—	$815,647,129
Exchange-Traded Funds	1,884,976	—	—	1,884,976
Common Stocks & Other Equity Interests	—	—	0	0
Total Investments	$1,884,976	$815,647,129	$0	$817,532,105
Invesco Quality Municipal Income Trust